As filed with the Securities and Exchange Commission on March 31, 2011

Securities Act File No. 002-89725
Investment Company Act File No. 811-03981

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933

Post-effective Amendment No. 58 (X)

and/or
Registration Statement Under The Investment Company Act of 1940

Amendment No. 59 (X)

Check appropriate box or boxes

PRUDENTIAL WORLD FUND, INC.

Exact name of registrant as specified in charter

Gateway Center Three, 4th Floor
100 Mulberry Street

Newark, New Jersey 07102

Address of Principal Executive Offices, including Zip Code

(973) 367-7521

Registrant's Telephone Number, including Area Code

Deborah A. Docs
Gateway Center Three, 4th Floor
100 Mulberry Street

Newark, New Jersey 07102

Name and Address of Agent for Service of Process

It is proposed that this filing will become effective:

(X)_immediately upon filing pursuant to paragraph (b)

_on (---) pursuant to paragraph (b)

_60 days after filing pursuant to paragraph (a)(1)

_on (---) pursuant to paragraph (a)(1)

_75 days after filing pursuant to paragraph (a)(2)

_on _____ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

     this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Explanatory Note

Pursuant to Rule 485(2) of the Securities Act of 1933, as amended (the "Securities Act"), Parts A and B to the Prudential World Fund, Inc. (the “Company”) Post —Effective Amendment No. 57 to the Registration Statement under the Securities Act and Post-Effective Amendment No. 58 to the Company’s Registration Statement under the Investment Company Act of 1940, as amended, (the “Investment Company Act”) filed with the Securities and Exchange Commission on March 29, 2011 (the “Post-Effective Amendment”), as amended by the Company's Part A and Part B filed on March 30, 2011 pursuant to 497 are herein incorporated by reference. The Company is submitting this post-effective amendment for the sole purpose of filing an exhibit to Part C.

PART C

OTHER INFORMATION

Item 28. Exhibits.

(a)(1) Restated Articles of Incorporation. Incorporated by reference to Exhibit 1 to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on January 3, 1995.

(2) Articles Supplementary dated December 27, 1995. Incorporated by reference to Exhibit (a)(ii) to Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on February 2, 2000.

(3) Articles Supplementary dated June 20, 1996. Incorporated by reference to Exhibit 1(b) to Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on June 24, 1996.

(4) Amendment to Articles of Incorporation. Incorporated by reference to Exhibit 1(c) to Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on June 24, 1996.

(5) Articles Supplementary dated December 2, 1999. Incorporated by reference to Exhibit (a)(v) to Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on February 2, 2000.

(6) Articles of Amendment dated December 22, 1999. Incorporated by reference to Exhibit (a)(vi) to Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on February 2, 2000.

(7) Articles Supplementary as filed May 29, 2001. Incorporated by reference to corresponding exhibit to Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on December 30, 2002.

(8) Articles of Amendment as filed June 11, 2003. Incorporated by reference to corresponding exhibit to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on October 23, 2003.

(9) Articles Supplementary as filed July 29, 2003. Incorporated by reference to corresponding exhibit to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on October 23, 2003.

(10) Articles of Amendment dated December 8, 2003. Incorporated by reference to corresponding exhibit to Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on January 29, 2004.

(11) Articles Supplementary creating the Class F, Class L, Class M, Class X and New Class X shares. Incorporated by reference to corresponding Exhibit to Post-Effective Amendment No. 44 to the Registration Statement on Form N-1A (File No.2-89725) filed via EDGAR on December 29, 2006.

(12) Articles Supplementary to create Jennison Global Infrastructure Fund (JIF) dated August 28, 2008. Incorporated by reference to corresponding Exhibit to Post-Effective Amendment No. 52 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on December 31, 2008.
(13) Articles Supplementary to create Prudential Emerging Markets Debt Local Currency Fund (EMD) dated December, 2010. Incorporated by reference to corresponding Exhibit to Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on January 11, 2011.

(b) By-Laws of the Registrant, Amended and Restated as of November 16, 2004. Incorporated by reference to corresponding Exhibit to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on December 10, 2004.

(c)(1) Specimen Certificate for shares of Common Stock of the Registrant for Class A Shares. Incorporated by reference to Exhibit 4(a) to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on January 7, 1998.

(2) Specimen Certificate for shares of Common Stock of the Registrant for Class B Shares. Incorporated by reference to Exhibit 4(b) to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on January 7, 1998.

(3) Specimen Certificate for shares of Common Stock of the Registrant for Class C Shares. Incorporated by reference to Exhibit 4(c) to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on January 7, 1998.

(4) Specimen Certificate for shares of Common Stock of the Registrant for Class Z Shares. Incorporated by reference to Exhibit 4(d) to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on January 7, 1998.
(5) Instruments defining rights of shareholders. Incorporated by reference to Exhibit 4(e) to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on January 7, 1998.

(d)(1) Amended and Restated Management Agreement between Registrant and Prudential Investments Fund Management LLC with respect to the International Value Series of the Registrant dated March 28, 2001. Incorporated by reference to Exhibit (d)(3) to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on December 28, 2001.

(2) Amended and Restated Management Agreement between Registrant and Prudential Investments Fund Management LLC with respect to the Jennison International Growth Series of the Registrant dated March 28, 2001. Incorporated by reference to Exhibit (d)(5) to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on December 28, 2001.
(3) Form of Management Agreement between Registrant and Prudential Investments LLC (PI) with respect to EMD. Incorporated by reference to corresponding Exhibit to Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on January 11, 2011.

(i) Management Fee Waiver and/or Reimbursement for EMD. Incorporated by reference to corresponding Exhibit to Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on January 11, 2011.

(4) Subadvisory Agreement between Prudential Investment Management, Inc. (PIM) and PI with respect to Dryden International Equity Fund (DIEF) (formerly Prudential Jennison International Growth Fund), a Series of the Registrant dated December 3, 2003. Incorporated by reference to corresponding exhibit to Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on January 29, 2004.

(5) Amendment to Subadvisory Agreement between PI and PIM with respect to DIEF. Incorporated by reference to corresponding Exhibit to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on December 10, 2004.

(6) Subadvisory Agreement between PI and LSV Asset Management with respect to the International Value Series of the Registrant. Incorporated by reference to corresponding Exhibit to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on February 24, 2005.

(7) Subadvisory Agreement between PI and Thornburg Investment Management, Inc. with respect to the International Value Series of the Registrant. Incorporated by reference to corresponding Exhibit to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on February 24, 2005.
(8) Form of Subadvisory Agreement between PI and PIM with respect to EMD. Incorporated by reference to corresponding Exhibit to Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on January 11, 2011.

(e)(1) Amended and Restated Distribution Agreement between the Registrant and Prudential Investment Management Services LLC dated September 16, 2010. Incorporated by reference to Prudential Jennison Small Company Fund, Inc. Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A (File No. 2-68723) filed via EDGAR on September 16, 2010.
(i) Amended Exhibit A for Distribution Agreement dated September 16, 2010. Incorporated by reference to corresponding Exhibit to Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on January 11, 2011.

(2) Form of Dealer Agreement. Incorporated by reference to Exhibit (e)(ii) to Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on February 2, 2000.
(3) Form of Amended and Restated Distribution Agreement between the Registrant and American Skandia Marketing, Inc. with respect to DIEF. Incorporated by reference to corresponding Exhibit to Post-Effective Amendment No. 44 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on December 29, 2006.

(f) Not applicable.

(g)(1) Custodian Agreement between the Registrant and The Bank of New York (BNY). Incorporated by reference to corresponding Exhibit to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on December 30, 2005.

(2) Amendment dated June 6, 2005 to Custodian Agreement between the Registrant and BNY. Incorporated by reference to corresponding Exhibit to Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A (File No. 333-66895) filed on December 30, 2005.

(3) Amendment dated June 30, 2009 to Custodian Agreement between the Registrant and BNY. Incorporated by reference to the Dryden Municipal Bond Fund Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A filed via EDGAR on June 30, 2009 (File No. 33-10649).

(4) Amendment dated December 21, 2010 to Custodian Agreement between the Registrant and BNY dated June 6, 2005. Incorporated by reference to corresponding Exhibit to Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on January 11, 2011.

(5) Form of Custodian Agreement dated July 1, 2005 between the Registrant and PFPC Trust Company (PFPC). Incorporated by reference to corresponding Exhibit to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on December 30, 2005.

(h)(1) Amended and Restated Transfer Agency and Service Agreement between the Registrant and Prudential Mutual Fund Services, Inc. (PMFS), dated May 29, 2007. Incorporated by reference to the Dryden Municipal Bond Fund Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A filed via EDGAR on June 29, 2007 (File No. 33-10649).

(2) Amendment dated September 2, 2008 to Amended and Restated Transfer Agency and Service Agreement dated May 29, 2007. Incorporated by reference to the Target Portfolio Trust Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A as filed with the Commission on January 30, 2009 (File No. 33-50476).

(3)Amendment dated December 21, 2010 to Amended and Restated Transfer Agency and Service Agreement dated May 29, 2007. Incorporated by reference to the Prudential Investment Portfolios 3 Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A filed via EDGAR on December 30, 2010 (File No. 333-95849).

(i)(1) Opinion of Sullivan & Cromwell. Incorporated by reference to Exhibit 10 to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on January 7, 1998.

(2) Opinion and consent of DLA Piper US LLP as to the legality of the securities being registered. Incorporated by reference to Exhibit (i)(2) to Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on December 8, 2006.
(3) Opinion and consent of DLA Piper US LLP as to the legality of the securities being registered. Incorporated by reference to corresponding Exhibit to Post-Effective Amendment No. 52 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on December 31, 2008.
(4) Opinion and consent of DLA Piper US LLP as to the legality of the securities being registered for EMD. Incorporated by reference to corresponding Exhibit to Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on January 11, 2011.

(j) Consent of independent registered public accounting firm. Filed herewith.

(k) Not applicable.

(l) Purchase Agreement dated November 18, 1999. Incorporated by reference to Exhibit (l) to Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on February 2, 2000.
(m)(1) Distribution and Service Plan for Class A shares of International Stock Series (currently Dryden International Value Fund or “DIVF”). Incorporated by reference to Exhibit 99.m (xii) to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on November 2, 1998.

(2) Distribution and Service Plan for Class B shares of DIVF. Incorporated by reference to Exhibit 99.m (xiii) to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on November 2, 1998.

(3) Distribution and Service Plan for Class C shares of DIVF. Incorporated by reference to Exhibit 99.m (xiv) to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on November 2, 1998.

(4) Distribution and Service Plan for Class A shares of DIEF. Incorporated by reference to Exhibit (m)(xv) to Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on February 2, 2000.

(5) Distribution and Service Plan for Class B shares of DIEF. Incorporated by reference to Exhibit (m)(xvi) to Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on February 2, 2000.

(6) Distribution and Service Plan for Class C shares of DIEF. Incorporated by reference to Exhibit (m)(xvii) to Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on February 2, 2000.

(7) Distribution and Service Plan for Class F shares of DIEF. Incorporated by reference to Exhibit (10)(F) to the N-14 Registration Statement.
(8) Distribution and Service Plan for Class L shares of DIEF. Incorporated by reference to Exhibit (10)(G) to the N-14 Registration Statement.
(8) Distribution and Service Plan for Class M shares of DIEF. Incorporated by reference to corresponding Exhibit to Post-Effective Amendment No. 44 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on December 29, 2006.
(9) Distribution and Service Plan for New Class X shares of DIEF. Incorporated by reference to corresponding Exhibit to Post-Effective Amendment No. 44 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on December 29, 2006.
(11) Distribution and Service Plan for Class A shares of EMD. Incorporated by reference to corresponding Exhibit to Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on January 11, 2011.
(12) Distribution and Service Plan for Class C shares of EMD. Incorporated by reference to corresponding Exhibit to Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on January 11, 2011.
(13) 12b-1 Fee Waiver for Class A shares of IVF. Incorporated by reference to corresponding Exhibit to Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on December 23, 2010.
(14) 12b-1 Fee Waiver for Class A shares of EMD. Incorporated by reference to corresponding Exhibit to Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on January 11, 2011.

(n) Amended and Restated Rule 18f-3 Plan dated September 15, 2010. Incorporated by reference to Prudential Jennison Small Company Fund, Inc. Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A (File No. 2-68723) filed via EDGAR on September 16, 2010.

(o) Not Applicable.

(p)(1) Code of Ethics of the Registrant dated January 15, 2010. Incorporated by reference to Exhibit (p)(1) to Prudential Investment Portfolios 5 Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A, filed via EDGAR on September 27, 2010 (File No. 333-82621).

(2) Code of Ethics and Personal Securities Trading Policy of Prudential, including the Manager and Distributor, dated January 2009, incorporated by reference to Exhibit (p)(2) to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A for Dryden Municipal Bond Fund, filed via EDGAR on June 30, 2009 (File No. 33-10649).

(3) Code of Ethics of LSV Asset Management. Incorporated by reference to corresponding Exhibit to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on December 10, 2004.

(4) Code of Ethics of Thornburg Investment Management, Inc. Incorporated by reference to corresponding Exhibit to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on December 10, 2004.
(5) Code of Ethics of Jennison dated October 5, 2005. Incorporated by reference to Post-Effective Amendment No. 29 to the Jennison Natural Resources Fund, Inc. Registration Statement on Form N-1A filed via EDGAR on July 31, 2006 (File No. 33-15166).

(q) Power of Attorney dated March 9, 2010. Incorporated by reference to corresponding exhibit to Prudential Global Real Estate Fund Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A (File No. 333-42705) for Prudential Investment Portfolios 12, filed via EDGAR on March 15, 2010.

Item 29. Persons Controlled by or under Common Control with Registrant

None.

Item 30. Indemnification

As permitted by Section 17(h) and (i) of the Investment Company Act of 1940, as amended (the 1940 Act), and pursuant to Article VI of the Fund’s By-Laws (Exhibit (b) to the Registration Statement), officers, directors, employees and agents of the Registrant will not be liable to the Registrant, any stockholder, officer, director, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions. Section 2-418 of Maryland General Corporation Law permits indemnification of directors who acted in good faith and reasonably believed that the conduct was in the best interests of the Registrant. As permitted by Section 17(i) of the 1940 Act, pursuant to Section 10 of the Distribution Agreements (Exhibit (e) to the Registration Statement), the Distributors of the Registrant may be indemnified against liabilities which it may incur, except liabilities arising from bad faith, gross negligence, willful misfeasance or reckless disregard of duties.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (Securities Act), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (Commission) such indemnification is against public policy as expressed in the 1940 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1940 Act and will be governed by the final adjudication of such issue.

The Registrant has purchased an insurance policy insuring its officers and directors against liabilities, and certain costs of defending claims against such officers and directors, to the extent such officers and directors are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers and directors under certain circumstances.

The Management Agreements and the Subadvisory Agreements for the Registrant, respectively limit the liability of The Manager and Subadvisers to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements.

The Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws and each Distribution Agreement in a manner consistent with Release No. 11330 of the Commission under the 1940 Act so long as the interpretation of Section 17(h) and 17(i) of such Act remains in effect and is consistently applied.

Item 31. Business and Other Connections of Investment Adviser

(d)	Prudential Investments LLC (PI)

See “How the Fund is Managed-Manager” in the Prospectuses constituting Part A of this Post-Effective Amendment to the Registration Statement and “Management and Advisory Arrangements” in the Statement of Additional Information (SAI) constituting Part B of this Post-Effective Amendment to the Registration Statement.

The business and other connections of the directors and principal executive officers of PI are listed in Schedules A and D of its Form ADV as currently on file with the Commission (File No. 801-31104), the text of which is hereby incorporated by reference.

The business and other connections of Jennison’s directors and executive officers are listed in its Form ADV as currently on file with the Commission (File No. 801-5608), the relevant text of which is hereby incorporated by reference.

(b) Quantitative Management Associates LLC (QMA)

See “How the Fund is Managed-Investment Subadviser” in the Prospectus constituting Part A of this Post-Effective Amendment to the Registration Statement and “Management and Advisory Arrangements “ in the SAI constituting Part B of this Post-Effective Amendment to the Registration Statement.

The business and other connections of QMA’s directors and executive officers are listed in its Form ADV as currently on file with the Commission (File No. 801-62692), the relevant text of which is hereby incorporated by reference.

I LSV Asset Management (LSV)

See “How the Fund is Managed-Investment Subadviser” in the Prospectus constituting Part A of this Post-Effective Amendment to the Registration Statement and “Management and Advisory Arrangements “ in the SAI constituting Part B of this Post-Effective Amendment to the Registration Statement.

The business and other connections of LSV’s directors and executive officers are listed in its Form ADV as currently on file with the Commission (File No. 801-47689), the relevant text of which is hereby incorporated by reference.
(d) Thornburg Investment Management, Inc. (Thornburg)

See “How the Fund is Managed-Investment Subadviser” in the Prospectus constituting Part A of this Post-Effective Amendment to the Registration Statement and “Management and Advisory Arrangements” in the SAI constituting Part B of this Post-Effective Amendment to the Registration Statement.

The business and other connections of Thornburg’s directors and executive officers are listed in its Form ADV as currently on file with the Commission (File No.801-17853), the relevant text of which is hereby incorporated by reference.
(e) Jennison Associates LLC (Jennison)
See “How the Fund is Managed-Investment Subadviser” in the Prospectus constituting Part A of this Post-Effective Amendment to the Registration Statement and “Management and Advisory Arrangements” in the SAI constituting Part B of this Post-Effective Amendment to the Registration Statement.

The business and other connections of Jennison’s directors and executive officers are listed in its Form ADV as currently on file with the Commission (File No. 801-5608), the relevant text of which is hereby incorporated by reference.
(f) PIM
See “How the Fund is Managed-Investment Subadviser” in the Prospectus of EMD Fund constituting Part A of this Post-Effective Amendment to the Registration Statement and “Management and Advisory Arrangements” in the SAI constituting Part B of this Post-Effective Amendment to the Registration Statement.

The business and other connections of PIM’s directors and executive officers are listed in its Form ADV as currently on file with the Commission (File No. 801- 22808), the relevant text of which is hereby incorporated by reference.

Item 32. Principal Underwriters

(a) Prudential Annuities Distributors, Inc. (PAD), One Corporate Drive, Shelton, Connecticut 06484 and Prudential Investment Management Services, LLC (PIMS), Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102 (the “Distributors,” as previously defined) serve as the principal underwriters and distributors for the Registrant.  The Distributors are registered broker-dealers and members of the National Association of Securities Dealers, Inc.

PIMS is distributor for The Prudential Investment Portfolios, Inc., Prudential Investment Portfolios 2, Prudential Jennison 20/20 Focus Fund, Prudential Investment Portfolios 3, Prudential Investment Portfolios 4, Prudential Investment Portfolios 5, Prudential MoneyMart Assets, Inc., Prudential Investment Portfolios 6, Prudential High Yield Fund, Inc., Prudential National Muni Fund, Inc., Prudential Jennison Blend Fund, Inc., Prudential Jennison Mid-Cap Growth Fund, Inc., Prudential Investment Portfolios 7, Prudential Investment Portfolios 8, Prudential Jennison Small Company Fund, Inc., Prudential Investment Portfolios 9, Prudential World Fund, Inc., Prudential Investment Portfolios, Inc. 10, Prudential Small-Cap Core Equity Fund, Inc., Prudential Jennison Natural Resources Fund, Inc., Prudential Global Total Return Fund, Inc., Prudential Total Return Bond Fund, Inc., Prudential Investment Portfolios 11, Prudential Investment Portfolios 12, Prudential Investment Portfolios, Inc. 14, Prudential Sector Funds, Inc. Prudential Short-Term Corporate Bond Fund, Inc., Target Asset Allocation Funds, The Target Portfolio Trust, The Prudential Series Fund and Advanced Series Trust.

PIMS is also distributor of the following other investment companies: Separate Accounts: Prudential’s Gibraltar Fund, Inc., The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, The Prudential Variable Contract Account-11, The Prudential Variable Contract Account-24, The Prudential Variable Contract GI-2, The Prudential Discovery Select Group Variable Contract Account, The Pruco Life Flexible Premium Variable Annuity Account, The Pruco Life of New Jersey Flexible Premium Variable Annuity Account, The Prudential Individual Variable Contract Account, The Prudential Qualified Individual Variable Contract Account and PRIAC Variable Contract Account A.

(b)(1) The business and other connections of PIMS’ sole member (PIFM Holdco, Inc) and Principal Officers are listed in its Form BD as currently on file with the securities and Exchange Commission (BD No. 18353), the text of which is hereby incorporated by reference.
(2) The business and other connections of PAD’s directors and principal executive officers are listed in its Form BD as currently on file with the Securities and Exchange Commission (BD No. 21570), the text of which is hereby incorporated by reference.

(c) Registrant has no principal underwriter who is not an affiliated person of the Registrant.

Item 33. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of The Bank of New York Mellon Corp. (BNY), One Wall Street, New York, NY 10286, PFPC Trust Company (PFPC), 301 Bellevue Parkway, Wilmington, DE 19809, Quantitative Management Associates LLC, Gateway Center Two, 100 Mulberry Street, Newark, NJ 07102, LSV Asset Management, One North Wacker Drive, Suite 4000, Chicago, Illinois 60606, Thornburg Investment Management, Inc., 119 East Marcy Street, Santa Fe, New Mexico 87501, Jennison Associates LLC (Jennison), 466 Lexington Avenue, New York, New York 10017, the Registrant, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102, and Prudential Mutual Fund Services LLC (PMFS), 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Documents required by Rules 31a-1(b) (4), (5), (6), (7), (9), (10) and (11) and 31a-1 (d) and (f) will be kept at Gateway Center Three, Newark, NJ 07102, and the remaining accounts, books and other documents required by such other pertinent provisions of Section 31(a) and the Rules promulgated thereunder will be kept by BNY, PFPC and PMFS.

Item 34. Management Services

Other than as set forth under the captions “How the Fund is Managed-Manager” and “How the Fund is Managed-Distributor” in the Prospectuses and the captions “Management and Advisory Arrangements,” “Distribution of Fund Shares,” and “Other Service Providers” in the SAI, constituting Parts A and B, respectively, of this Registration Statement, registrant is not a party to any management-related service contract.

Item 35. Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) under the Securities Act that this Post-Effective Amendment is filed solely for the purpose specified in paragraph (b)(1)(v) and no material event requiring disclosure in the prospectus, other than one listed in paragraph (b)(1) of this section, has occurred since the latest of the effective date of the registrant's registration statement, the effective date of its most recent post-effective amendment to its registration statement which included a prospectus; or the filing date of a post-effective amendment filed under paragraph (a) of this section which has not become effective, and that it has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Newark, and State of New Jersey, on the 31st day of March, 2011.

PRUDENTIAL WORLD FUND, INC.

*Judy A. Rice, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
* Kevin J. Bannon	Director
* Scott E. Benjamin	Director
* Linda W. Bynoe	Director
* Michael S. Hyland	Director
* Douglas H. McCorkindale	Director
* Stephen P. Munn	Director
* Richard A. Redeker	Director
* Judy A. Rice	Director and President (Principal Executive Officer)
* Robin B. Smith	Director
* Stephen G. Stoneburn	Director
* Grace C. Torres	Treasurer and Principal Financial and Accounting Officer
* By: /s/ Claudia DiGiacomo Claudia DiGiacomo	Attorney-in-Fact	March 31, 2011

Exhibit Index

Item 23

Exhibit No.                         Description

(j)	Consent of independent registered public accounting firm.